Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Schedule of changes in stock options granted

	2017 Plan		2008 Plan
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	of	per share	of	per share
	options	(US$)	options	(US$)
Outstanding as at December 31, 2016	—	—	40,000	40.05
Exchanged under the plan of arrangement	40,000	40.05	(40,000)	40.05
Granted	535,000	8.76	—	—
Outstanding as at December 31, 2017	575,000	10.94	—	—
Forfeited	(125,000)	13.77	—	—
Cancelled	(20,000)	40.05	—	—
Granted	20,000	8.76	—	—
Outstanding as at December 31, 2018	450,000	8.76	—	—
Forfeited	(4,000)	8.76	—	—
Exercised	(20,000)	8.76	—
Outstanding as at December 31, 2019	426,000	8.76	—
As at December 31, 2019:
Options exercisable	426,000	8.76	—
Options available for granting in future periods	129,403		—

Schedule of information about stock options outstanding and exercisable

	Options Outstanding and Exercisable
		Weighted average remaining
Exercise Price per Share (US$)	Number outstanding	contractual life (in years)
$8.76	426,000	7.92

Schedule of share-based compensation expenses recognized

Years ended December 31:	2019	2018	2017
Share-based compensation expenses arising from stock options granted by the Company	$—	$69	$2,876

Schedule of black-scholes-merton formula

	2018	2017
Number of options granted	20,000	535,000
Vesting requirements	Immediately	Immediately
Contractual life	9.54 years	10 years
Method of settlement	In equity	In equity
Exercise price per share	US$8.76	US$8.76
Market price per share on grant date	US$6.30	US$8.40
Expected volatility	37.86%	37.74%
Expected option life	9.54 years	10 years
Expected dividends	0.00%	0.00%
Risk-free interest rate	2.93%	2.38%
Fair value of option granted (per option)	$3.44(US$2.69)	$5.38(US$4.22)